Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Revenues:
Product sales	$ 67,229	$ 329,489
Services and rentals	113,567	515,786
Total revenues	180,796	845,275
Cost of revenues:
Cost of product sales	50,490	306,953
Cost of services and rentals	80,578	337,235
Depreciation, depletion, amortization, and accretion	17,333	94,839
Impairments of long-lived assets		15,738
Total cost of revenues	148,401	754,765
Gross profit	32,395	90,510
General and administrative expense	30,891	113,273
Interest expense, net	4,151	16,439
Gain (loss) on sales of assets		58,674
Other (income) expense, net	(4,399)	13,239
Income before taxes and discontinued operations	1,752	6,233
Provision for income taxes	604	751
Income from continuing operations	1,148	5,482
Less: income attributable to noncontrolling interest	(466)	(1,271)
Net income from continuing operations attributable to TETRA stockholders	$ 682	$ 4,211
Basic net income per common share:
Net income attributable to TETRA stockholders	$ 0.01	$ 0.05
Average shares outstanding	77,069	76,616
Diluted net income per common share:
Net income attributable to TETRA stockholders	$ 0.01	$ 0.05
Average diluted shares outstanding	78,281	77,991